CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Operations
Total Revenues	$ 1,314,973	$ 773,140	$ 5,587,093	$ 1,504,626	$ 2,125,851	$ 552,579
Cost of Goods Sold	1,251,035	769,620	5,620,702	1,497,195	2,036,933	451,713
Total	63,938	3,520	(33,609)	7,431	88,918	100,866
Selling, general and administrative expenses	8,035,171	162,629	14,131,053	1,789,804	3,575,897	1,072,866
Impairment of goodwill						4,799,965
Loss from operations	(7,971,233)	(159,109)	(14,164,662)	(1,782,373)	(3,486,979)	(5,771,965)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	(2,248,000)	(201,000)	(4,808,000)	(1,562,000)	(2,054,000)
Gain on fair market valuation of derivatives	1,085,505	569,700	817,680	1,225,700	673,000
Loss on property and equipment						(1,322)
Interest Expense	(387,720)	(224,536)	(838,033)	(519,768)	(1,278,721)	(62,203)
Total Other Income (Expense)	(1,550,215)	144,164	(4,828,353)	(856,068)	(2,659,721)	(63,525)
Loss before Provision for Income taxes	(9,521,448)	(14,945)	(18,993,015)	(2,638,441)	(6,146,700)	(5,835,490)
Provision for Income Taxes				1,650	1,650	879
Net Loss applicable to common shareholders	$ (9,521,448)	$ (14,945)	$ (18,993,015)	$ (2,640,091)	$ (6,148,350)	$ (5,836,369)
Net Loss per Common Share Basic and Diluted	$ (0.05)	$ 0.00	$ (0.11)	$ (0.03)	$ (0.06)	$ (0.08)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	181,233,509	94,071,535	168,742,609	88,520,734	99,041,439	76,890,335